Capital disclosures and net debt - Disclosure of reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ 67,724
Hedge accounted derivatives at beginning of year	190
Lease liabilities	9,722
Liabilities arising from financing activities at beginning of year	78,654	$ 67,285
Effect of adjustment on adoption of IFRS 16 on finance debt		9,450
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	534	(58)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,119)	(713)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(1,122)	354
Increase through new leases, liabilities arising from financing activities	1,599	2,696
Increase (decrease) through other changes, liabilities arising from financing activities	682	(360)
Finance debt at end of year	72,664	67,724
Hedge accounted derivatives at end of year	(2,612)	190
Lease liabilities	9,262	9,722
Liabilities arising from financing activities at beginning of year	79,228	78,654
Finance debt	67,724	67,724
Financial instruments designated as hedging instruments, at fair value	190	190
Lease liabilities	9,722
Liabilities arising from financing activities	78,654	78,654
Effect of adjustment on adoption of IFRS 16 on finance debt		9,450
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	534	(58)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,119)	(713)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(1,122)	354
Increase through new leases, liabilities arising from financing activities	1,599	2,696
Increase (decrease) through other changes, liabilities arising from financing activities	682	(360)
Borrowings
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	67,724	65,132
Effect of adjustment on adoption of IFRS 16 on finance debt		0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	349	(62)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	1,589	1,671
Increase (decrease) through changes in fair values, liabilities arising from financing activities	2,612	924
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	390	59
Finance debt at end of year	72,664	67,724
Finance debt	67,724	67,724
Effect of adjustment on adoption of IFRS 16 on finance debt		0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	349	(62)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	1,589	1,671
Increase (decrease) through changes in fair values, liabilities arising from financing activities	2,612	924
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	390	59
Currency derivatives
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	918	1,486
Effect of adjustment on adoption of IFRS 16 on finance debt		0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(226)	2
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(3,734)	(570)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	77	0
Hedge accounted derivatives at end of year	(2,965)	918
Financial instruments designated as hedging instruments, at fair value	(2,965)	1,486
Effect of adjustment on adoption of IFRS 16 on finance debt		0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(226)	2
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(3,734)	(570)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	77	0
Lease liabilities
Disclosure of detailed information about hedges [line items]
Lease liabilities	9,722	667
Effect of adjustment on adoption of IFRS 16 on finance debt		9,233
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	181	(4)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,442)	(2,372)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	1,579	2,614
Increase (decrease) through other changes, liabilities arising from financing activities	222	(416)
Lease liabilities	9,262	9,722
Lease liabilities	9,722	667
Effect of adjustment on adoption of IFRS 16 on finance debt		9,233
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	181	(4)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,442)	(2,372)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	1,579	2,614
Increase (decrease) through other changes, liabilities arising from financing activities	222	(416)
Net partner payable for leases entered into on behalf of joint operations
Disclosure of detailed information about hedges [line items]
Net partner (receivable) payable for joint operation leases at beginning of year	290	0
Effect of adjustment on adoption of IFRS 16 on finance debt		217
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	4	8
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(40)	(14)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	20	82
Increase (decrease) through other changes, liabilities arising from financing activities	(7)	(3)
Net partner (receivable) payable for joint operation leases at end of year	267	290
Net partner (receivable) payable for joint operation leases	290	290
Effect of adjustment on adoption of IFRS 16 on finance debt		217
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	4	8
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(40)	(14)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	20	82
Increase (decrease) through other changes, liabilities arising from financing activities	$ (7)	$ (3)